Operating Lease - Schedule of Lease Cost (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Cost [Abstract]
Office space, recorded in office and administration	$ 90,863	$ 74,640
Lab space, recorded in research and development	18,688	23,705	$ 164,907	$ 6,962
Lab space, capitalized to production of inventory	9,671	4,655
Operating lease	$ 119,222	$ 103,000	$ 142,741	$ 73,802